Document and Entity Information	0 Months Ended
May 28, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 29, 2015
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	May 29, 2015
Prospectus Date	Jun. 01, 2015
Hartford Municipal Income Fund (Prospectus Summary) | Hartford Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	HMKAX
Hartford Municipal Income Fund (Prospectus Summary) | Hartford Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	HMKCX
Hartford Municipal Income Fund (Prospectus Summary) | Hartford Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	HMKIX
Hartford Municipal Short Duration Fund (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class A
Risk/Return:
Trading Symbol	HMJAX
Hartford Municipal Short Duration Fund (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class C
Risk/Return:
Trading Symbol	HMJCX
Hartford Municipal Short Duration Fund (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class I
Risk/Return:
Trading Symbol	HMJIX